New Standards and Interpretations Not Yet Adopted - Summary of Impacts Due to the Adoption of New Standard In Consolidated Statement of Profit or Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenue
Passenger revenue	$ 2,462,419	$ 2,155,167	$ 2,185,465
Cargo and mail revenue	55,290	53,989	56,738
Other operating revenue	9,847	12,696	11,507
Total operating revenue	2,527,556	2,221,852	2,253,710
Operating expenses
Sales and distribution	200,413	193,984	188,961
Total operating expenses	2,087,495	1,945,716	1,985,416
Operating profit	440,061	276,136	268,294
Non - operating income (expense)	(2,337)	(3,982)	(1,632)
Total non - operating income (expense)	(22,038)	96,679	(460,509)
Profit (loss) before taxes	418,023	372,815	(192,215)
Income tax expense	(48,000)	(38,271)	(32,759)
Net profit (loss)	370,023	334,544	$ (224,974)
Previously stated [member]
Operating revenue
Passenger revenue	2,462,419	2,155,167
Cargo and mail revenue	55,290	53,989
Other operating revenue	9,847	12,696
Total operating revenue	2,527,556	2,221,852
Operating expenses
Other operating expenses	1,887,082	1,751,732
Sales and distribution	200,413	193,984
Total operating expenses	2,087,495	1,945,716
Operating profit	440,061	276,136
Non - operating income (expense)	(22,038)	96,679
Total non - operating income (expense)	(22,038)	96,679
Profit (loss) before taxes	418,023	372,815
Income tax expense	(48,000)	(38,271)
Net profit (loss)	370,023	334,544
Transition impact [member]
Operating revenue
Passenger revenue	(18,442)	(6,666)
Other operating revenue	12,672	4,000
Total operating revenue	(5,770)	(2,666)
Operating expenses
Sales and distribution	(157)	(147)
Total operating expenses	(157)	(147)
Operating profit	(5,613)	(2,519)
Profit (loss) before taxes	(5,613)	(2,519)
Income tax expense	471	349
Net profit (loss)	(5,142)	(2,170)
IFRS15 [member]
Operating revenue
Passenger revenue	2,443,977	2,148,501
Cargo and mail revenue	55,290	53,989
Other operating revenue	22,519	16,696
Total operating revenue	2,521,786	2,219,186
Operating expenses
Other operating expenses	1,887,082	1,751,732
Sales and distribution	200,256	193,837
Total operating expenses	2,087,338	1,945,569
Operating profit	434,448	273,617
Non - operating income (expense)	(22,038)	96,679
Total non - operating income (expense)	(22,038)	96,679
Profit (loss) before taxes	412,410	370,296
Income tax expense	(47,529)	(37,922)
Net profit (loss)	$ 364,881	$ 332,374